                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6307
                      (Investment Company Act File Number)

                Federated Limited Duration Government Fund, Inc.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/04

               Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28,
	8/31/2003	2003	2002	2001 [1]
Net Asset Value, Beginning of Period	$9.77	$9.60	$9.52	$9.30
Income From Investment Operations:
Net investment income	0.11	0.32	0.51	0.28
Net realized and unrealized gain (loss) on investments	(0.08)	0.17	0.08	0.23

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.49	0.59	0.51

Less Distributions:
Distributions from net investment income	(0.11)	(0.32)	(0.51)	(0.29)

Net Asset Value, End of Period	$9.69	$9.77	$9.60	$9.52

Total Return[2]	0.33%	5.21%	6.33%	5.51%

Ratios to Average Net Assets:

Expenses	0.30%[3]	0.30%	0.30%	0.36%[3]

Net investment income	2.31%[3]	3.35%	5.08%	6.30%[3]

Expense waiver/reimbursement[4]	0.69%[3]	0.76%	0.82%	0.73%[3]

Supplemental Data

Net assets, end of period (000 omitted)	$40,638	$43,513	$7,290	$2,416

Portfolio turnover	51%	110%	71%	150%

1 Reflects operations for the period from September 11, 2000 (date of initial public investment) to February 28, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.77	$9.60	$9.52	$9.33	$9.43	$9.52
Income From Investment Operations:
Net investment income	0.10	0.30	0.49	0.54	0.46	0.48
Net realized and unrealized gain (loss) on investments	(0.08)	0.17	0.08	0.20	(0.10)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.47	0.57	0.74	0.36	0.39

Less Distributions:
Distributions from net investment income	(0.10)	(0.30)	(0.49)	(0.55)	(0.46)	(0.48)

Net Asset Value, End of Period	$9.69	$9.77	$9.60	$9.52	$9.33	$9.43

Total Return[1]	0.20%	4.95%	6.06%	8.22%	3.89%	4.20%

Ratios to Average Net Assets:

Expenses	0.55%[2]	0.55%	0.55%	0.86%	1.02%	1.02%

Net investment income	2.06%[2]	3.05%	5.07%	5.74%	4.76%	5.03%

Expense waiver/reimbursement[3]	0.69%[2]	0.76%	0.82%	0.59%	0.45%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,848	$84,067	$82,462	$87,023	$108,918	$139,968

Portfolio turnover	51%	110%	71%	150%	65%	55%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2003 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--1.8%
		Government National Mortgage Association ARMs--1.8%
$2,276,247		4.000%, 9/20/2031 (IDENTIFIED COST $2,300,433)	$2,296,506

		COLLATERALIZED MORTGAGE OBLIGATIONS--6.1%
		Federal Home Loan Mortgage Corp. REMIC--6.1%
1,827,700		Series 1344-D, 6.000%, 8/15/2007	1,890,664
5,950,235		Series 2645-ME, 3.500%, 5/15/2018	5,975,881

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,893,430)	7,866,545

		GOVERNMENT AGENCIES--28.5%
		Federal Home Loan Mortgage Corp.--28.5%
35,800,000		3.250%, 11/15/2004 (IDENTIFIED COST $35,867,698)	36,541,776

		MORTGAGE BACKED SECURITIES--8.9%
		Federal Home Loan Mortgage Corp.--0.8%
890,743		5.500%, 12/1/2017	909,947
153,260		6.500%, 12/1/2015	161,354

		TOTAL	1,071,301

		Federal National Mortgage Association--8.1%
5,515,104		5.500%, 12/1/2017 - 2/1/2018	5,634,010
2,139,945		6.000%, 2/1/2018	2,218,866
2,428,175		6.500%, 7/1/2016	2,561,725

		TOTAL	10,414,601

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $11,510,240)	11,485,902

Principal Amount or Shares			Value
		U.S. TREASURY--52.0%
$49,500,000		United States Treasury Notes, 1.500%, 2/28/2005 - 7/31/2005	$49,368,385
8,000,000		United States Treasury Notes, 2.000%, 11/30/2004	8,053,760
8,700,000		United States Treasury Notes, 5.875%, 11/15/2005	9,416,358

		TOTAL U.S. TREASURY (IDENTIFIED COST $66,982,872)	66,838,503

		MUTUAL FUND--2.1%
2,691,256	[1]	Government Obligations Fund (at net asset value)	2,691,256

		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $127,245,929)[2]	127,720,488

		OTHER ASSETS AND LIABILITIES -- NET--0.6%	765,266

		TOTAL NET ASSETS--100%	$128,485,754

1 Affiliated company.

2 The cost of investments for federal tax purposes amounts to $127,245,929.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

The following acronyms are used throughout this portfolio:

ARMs	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003 (unaudited)

Assets:
Total investments in securities, at value, including $2,691,256 of investments in affiliated issuers (identified cost $127,245,929)		$127,720,488
Income receivable		927,443
Receivable for shares sold		78,829
Prepaid expenses		12,363

TOTAL ASSETS		128,739,123

Liabilities:
Payable for shares redeemed	$83,113
Income distribution payable	127,068
Payable for investment adviser fee (Note 5)	1,202
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	17,780
Payable for Directors'/Trustees' fees	86
Payable for portfolio accounting fees (Note 5)	5,478
Payable for shareholder services fee (Note 5)	18,642

TOTAL LIABILITIES		253,369

Net assets for 13,265,126 shares outstanding		$128,485,754

Net Assets Consist of:
Paid in capital		$132,019,429
Net unrealized appreciation of investments		474,559
Accumulated net realized loss on investments		(4,008,151)
Distributions in excess of net investment income		(83)

TOTAL NET ASSETS		$128,485,754

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$40,637,792 ÷ 4,195,613 shares outstanding		$9.69

Institutional Service Shares:
$87,847,962 ÷ 9,069,513 shares outstanding		$9.69

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2003 (unaudited)

Investment Income:
Dividends (received from affiliated issuers)			$20,528

Interest			1,574,814

TOTAL INCOME			1,595,342

Expenses:
Investment adviser fee (Note 5)		$244,006
Administrative personnel and services fee (Note 5)		77,930
Custodian fees		5,089
Transfer and dividend disbursing agent fees and expenses (Note 5)		39,160
Directors'/Trustees' fees		5,573
Auditing fees		7,181
Legal fees		2,251
Portfolio accounting fees (Note 5)		28,774
Distribution services fee--Institutional Service Shares (Note 5)		109,128
Shareholder services fee--Institutional Shares (Note 5)		43,375
Shareholder services fee--Institutional Service Shares (Note 5)		109,128
Share registration costs		18,046
Printing and postage		12,962
Insurance premiums		758
Taxes		4,233
Miscellaneous		11,293

TOTAL EXPENSES		718,887

Waivers and Reimbursement: (Note 5):
Waiver of investment adviser fee	$(244,006)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,744)
Waiver of distribution services fee--Institutional Service Shares	(109,128)
Waiver of shareholder services fee--Institutional Shares	(43,375)
Reimbursement of other operating expenses	(24,312)

TOTAL WAIVERS AND REIMBURSEMENT		(422,565)

Net expenses			296,322

Net investment income			1,299,020

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			127,112
Net change in unrealized appreciation of investments			(1,358,701)

Net realized and unrealized loss on investments			(1,231,589)

Change in net assets resulting from operations			$67,431

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,299,020	$3,174,333
Net realized gain on investments	127,112	1,588,281
Net change in unrealized appreciation/depreciation of investments	(1,358,701)	412,791

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,431	5,175,405

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(396,985)	(564,967)
Institutional Service Shares	(888,880)	(2,618,879)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,285,865)	(3,183,846)

Share Transactions:
Proceeds from sale of shares	37,299,465	111,209,424
Net asset value of shares issued to shareholders in payment of distributions declared	525,624	1,464,073
Cost of shares redeemed	(35,700,167)	(76,837,339)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,124,922	35,836,158

Change in net assets	906,488	37,827,717

Net Assets:
Beginning of period	127,579,266	89,751,549

End of period (including distributions in excess of net investment income of $(83) and $(13,238), respectively)	$128,485,754	$127,579,266

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003 (unaudited)

1. ORGANIZATION

Federated Limited Duration Government Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At August 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Institutional Shares	2,500,000,000
Institutional Service Shares	2,500,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,410,455	$23,496,977	6,903,429	$66,757,287
Shares issued to shareholders in payment of distributions declared	871	8,498	7,211	69,298
Shares redeemed	(2,667,619)	(25,976,550)	(3,218,244)	(30,993,504)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(256,293)	$(2,471,075)	3,692,396	$35,833,081

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,411,833	$13,802,488	4,586,298	$44,452,137
Shares issued to shareholders in payment of distributions declared	53,034	517,126	144,175	1,394,775
Shares redeemed	(996,055)	(9,723,617)	(4,720,967)	(45,843,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	468,812	$4,595,997	9,506	$3,077

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	212,519	$2,124,922	3,701,902	$35,836,158

4. FEDERAL TAX INFORMATION

At August 31, 2003, the cost of investments for federal tax purposes was $127,245,929. The net unrealized appreciation of investments for federal tax purposes was $474,559. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $840,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $365,553.

At February 28, 2003, the Fund had a capital loss carryforward of $4,135,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 2,738,947

2008	$ 533,376

2009	$ 862,940

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $20,528 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314213109
Cusip 314213208

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25891 (10/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

     (a) The  registrant's  President  and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are  sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the  registrant's  second half year in the case of an annual  report)
that have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Limited Duration Government Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 23, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        October 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date         October 23, 2003